LEASE COMMITMENTS (Details) (USD $)	Jun. 30, 2012
Lease Commitments Details
2013	$ 256,280
2014	199,191
2015	194,783
2016	192,807
2017	192,807
Thereafter	144,605
Total	$ 1,180,473